VIE and Other Finance Receivables, net of Allowance for Losses (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of VIE and other finance receivables, net of allowance for losses
	December 31, 2012	September 30, 2013
Structured settlements and annuities	$79,653	$76,640
Less: unearned income	(53,398)	(50,552)
	26,255	26,088
Lottery winnings	97,204	89,232
Less: unearned income	(33,768)	(29,500)
	63,436	59,732
Pre-settlement funding transactions	62,775	55,460
Less: deferred revenue	(4,296)	(2,872)
	58,479	52,588
Life insurance premium financing	3,807	—
Less: deferred revenue	(43)	—
	3,764	—
Attorney cost financing	3,072	2,480
Less: deferred revenue	(3)	—
	3,069	2,480
VIE and other finance receivables, gross	155,003	140,888
Less: allowance for losses	(4,650)	(7,383)
VIE and other finance receivables, net	$150,353	$133,505

	December 31, 2011	December 31, 2012
Structured settlements and annuities	$82,960	$79,653
Less: unearned income	(57,529)	(53,398)
	25,431	26,255
Lottery winnings	118,430	97,204
Less: unearned income	(44,306)	(33,768)
	74,124	63,436
Pre-settlement advances	52,752	62,775
Less: deferred revenue	(4,502)	(4,296)
	48,250	58,479
Life insurance premium financing	5,126	3,807
Less: deferred revenue	(90)	(43)
	5,036	3,764
Attorney cost financing	5,757	3,072
Less: deferred revenue	(17)	(3)
	5,740	3,069
VIE and other finance receivables, gross	158,581	155,003
Less: allowance for losses	(1,021)	(4,650)
VIE and other finance receivables, net	$157,560	$150,353

Schedule of encumbrances on VIE and other finance receivables, net of allowance for losses
Encumbrance	December 31, 2012	September 30, 2013
VIE securitization debt (2)	$80,826	$79,193
$40 million pre-settlement credit facility (1)	25,859	23,463
$45.1 million long-term presettlement facility (2)	19,389	12,775
$2.4 million long-term facility (2)	2,663	2,532
Total VIE finance receivables, net of allowances	128,737	117,963
Not encumbered	21,616	15,542
Total VIE and other finance receivables, net of allowances	$150,353	$133,505

(1) See Note 7

(2) See Note 8

Encumbrance	December 31, 2011	December 31, 2012
VIE securitization debt (2)	$84,218	$80,826
$40 million pre-settlement credit facility (1)	10,278	25,859
$45.1 million long-term presettlement facility (2)	31,801	19,389
$2.4 million long-term facility (2)	—	2,663
$100 million credit facility (1)	15	—
Total VIE finance receivables, net of allowances	126,312	128,737
Not encumbered	31,248	21,616
Total VIE and other finance receivables, net of allowances	$157,560	$150,353

(1)	See Note 14
(2)	See Note 15

Schedule of activity in allowance for losses for VIE and other finance receivables
	Structured settlements and annuities	Lottery	Pre-settlement funding transactions	Life insurance premium financing	Attorney cost financing	Total
Three-months ended September 30, 2012:
Allowance for losses:
Balance at beginning of period	$(381)	$(1)	$(1,644)	$—	$(482)	$(2,508)
Provision for loss	—	55	(504)	2	106	(341)
Charge-offs	49	18	65	—	19	151
Recoveries	—	(72)	(479)	(2)	—	(553)
Balance at end of period	$(332)	$—	$(2,562)	$—	$(357)	$(3,251)

Three-months ended September 30, 2013:
Allowance for losses:
Balance at beginning of period	$(182)	$—	$(6,282)	$—	$(293)	$(6,757)
Provision for loss	51	85	(1,836)	—	10	(1,690)
Charge-offs	85	—	1,064	—	—	1,149
Recoveries	—	(85)	—	—	—	(85)
Balance at end of period	$(46)	$—	$(7,054)	$—	$(283)	$(7,383)

Nine-months ended September 30, 2012:
Allowance for losses:
Balance at beginning of period	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)
Provision for loss	(26)	(48)	(1,522)	75	(366)	(1,887)
Charge-offs	75	139	109	—	14	337
Recoveries	(36)	(90)	(479)	(75)	—	(680)
Other	—	—	—	—	—	—
Balance at end of period	$(332)	$—	$(2,562)	$—	$(357)	$(3,251)

Individually evaluated for impairment	$(332)	$—	$(313)	$—	$—	$(645)
Collectively evaluated for impairment	—	—	(2,249)	—	(357)	(2,606)
Balance at end of period	$(332)	$—	$(2,562)	$—	$(357)	$(3,251)

VIE and other finance receivables, net:
Individually evaluated for impairment	$24,987	$65,764	$436	$—	$—	$91,187
Collectively evaluated for impairment	—	—	53,749	4,800	3,458	62,007
Ending Balance	$24,987	$65,764	$54,185	$4,800	$3,458	$153,194

Nine-months ended September 30, 2013:
Allowance for losses:
Balance at beginning of period	$(181)	$(6)	$(4,194)	$—	$(269)	$(4,650)
Provision for loss	(88)	96	(4,370)	2	(14)	(4,374)
Charge-offs	224	35	1,510	—	—	1,769
Recoveries	(1)	(125)	—	(2)	—	(128)
Balance at end of period	$(46)	$—	$(7,054)	$—	$(283)	$(7,383)

Individually evaluated for impairment	$(46)	$—	$(2,095)	$—	$—	$(2,141)
Collectively evaluated for impairment	—	—	(4,959)	—	(283)	(5,242)
Balance at end of period	$(46)	$—	$(7,054)	$—	$(283)	$(7,383)

VIE and other finance receivables, net:
Individually evaluated for impairment	$26,042	$59,732	$2,514	$—	$—	$88,288
Collectively evaluated for impairment	—	—	43,020	—	2,197	45,217
Ending Balance	$26,042	$59,732	$45,534	$—	$2,197	$133,505

	Structured settlements and annuities	Lottery	Pre-settlement advances	Life insurance premium financing	Attorney cost financing	Total
December 31, 2011:
Allowance for losses:
Balance at beginning of year	$(355)	$—	$—	$—	$—	$(355)
Provision for loss	—	(1)	(671)	—	(5)	(677)
Charge-offs	31	—	1	—	—	32
Recoveries	(21)	—	—	—	—	(21)
Balance at end of year	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)
Individually evaluated for impairment	$(100)	$(1)	$—	$—	$—	$(101)
Collectively evaluated for impairment	(245)	—	(670)	—	(5)	(920)
Balance at end of year	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)

VIE and other finance receivables, net:
Individually evaluated for impairment	$25,086	$74,123	$2,424	$—	$—	$101,633
Collectively evaluated for impairment	—	—	45,156	5,036	5,735	55,927
Ending Balance	$25,086	$74,123	$47,580	$5,036	$5,735	$157,560
December 31, 2012:
Allowance for losses:
Balance at beginning of year	$(345)	$(1)	$(670)	$—	$(5)	$(1,021)
Provision for loss	(57)	(5)	(3,360)	—	(278)	(3,700)
Charge-offs	257	—	351	—	14	622
Recoveries	(36)	—	(515)	—	—	(551)
Balance at end of year	$(181)	$(6)	$(4,194)	$—	$(269)	$(4,650)
Individually evaluated for impairment	$(181)	$(6)	$(2,032)	$—	$—	$(2,219)
Collectively evaluated for impairment	—	—	(2,162)	—	(269)	(2,431)
Balance at end of year	$(181)	$(6)	$(4,194)	$—	$(269)	$(4,650)
VIE and other finance receivables, net:
Individually evaluated for impairment	$26,074	$63,430	$2,470	$—	$—	$91,974
Collectively evaluated for impairment	—	—	51,815	3,764	2,800	58,379
Ending Balance	$26,074	$63,430	$54,285	$3,764	$2,800	$150,353

Schedule of gross pre-settlement funding transactions based on their year of origination
Year of Origination	December 31, 2012	September 30, 2013
2009	6,276	5,270
2010	9,891	6,116
2011	17,770	11,978
2012	28,838	19,522
2013	—	12,574
	$62,775	$55,460

Year of Origination	December 31, 2011	December 31, 2012
2008	$754	$—
2009	9,300	6,276
2010	14,254	9,891
2011	28,444	17,770
2012	—	28,838
2013	—	—
	$52,752	$62,775

Schedule of portfolio delinquency status
							VIE and Other
	30-59	60-89	Greater			VIE and Other Finance	Finance Receivables, net
	Days	Days	than	Total		Receivables,	> 90 days
	Past Due	Past Due	90 Days	Past Due	Current	net	accruing
December 31, 2012:
Structured settlements and annuities	$8	$—	$54	$62	$26,012	$26,074	$—
Lottery winnings	—	—	—	—	63,430	63,430	—
Life insurance premium financing	—	—	—	—	3,764	3,764	—
Total	$8	$—	$54	$62	$93,206	$93,268	$—

September 30, 2013:
Structured settlements and annuities	$—	$—	$172	$172	$25,870	$26,042	$—
Lottery winnings	—	—	—	—	59,732	59,732	—
Life insurance premium financing	—	—	—	—	—	—	—
Total	$—	$—	$172	$172	$85,602	$85,774	$—

	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	VIE and Other Finance Receivables, net	VIE and Other Finance Receivables, net > 90 days accruing
December 31, 2011:
Structured settlements and annuities	$83	$—	$355	$438	$24,648	$25,086	$—
Lottery winnings	362	—	5	367	73,756	74,123	—
Life insurance premium financing	—	—	485	485	4,551	5,036	—
Total	$445	$—	$845	$1,290	$102,955	$104,245	$—
December 31, 2012:
Structured settlements and annuities	$8	$—	$54	$62	$26,012	$26,074	$—
Lottery winnings	—	—	—	—	63,430	63,430	—
Life insurance premium financing	—	—	—	—	3,764	3,764	—
Total	$8	$—	$54	$62	$93,206	$93,268	$—

VIE and Other Finance Receivables, net | Structured settlements, annuities and lottery winnings
Schedule of expected cash flows of receivables based on maturity value

At December 31, 2012 the expected cash flows of VIE and other finance receivables, at fair market value based on maturity value were as follows:

Expected cash flows
Year ending 2013	$414,818
Year ending 2014	423,591
Year ending 2015	401,598
Year ending 2016	363,873
Year ending 2017	343,214
Thereafter	3,388,234
Total	$5,335,328